Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Expense [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
	Consolidated
	30 June 2025	30 June 2024
	$	$
Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(6,645,453)	(3,546,195)

Tax at the statutory tax rate of 25%	(1,661,363)	(886,549)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Permanent differences	400,042	332,974
Timing differences (not meeting deferred asset criteria)	(47,226)	(52,532)
Carry forward losses (not meeting deferred asset criteria)	1,308,547	606,107
Income tax expense	-	-

Schedule of Unused Tax Losses Deferred Tax Asset
	Consolidated
	30 June 2025	30 June 2024
	$	$
Deferred tax assets not recognised
Deferred tax assets not recognised comprises temporary differences attributable to:
– Payables, accrued expenses and provisions	103,611	33,722
– Deferred revenue	-	31,340
– Other – Expenses deductible in future periods	98,681	98,681
– Other – Right of use assets	-	-
Total deferred tax asset attributable to temporary differences not recognised	202,292	163,743

Schedule of Unused Tax Losses Deferred Tax Asset
	30 June 2025	30 June 2024
	$	$
The amount of unused tax losses for which no deferred tax asset is recognised:
– applicable to the company	10,536,558	5,802,382
– applicable to subsidiaries (not consolidated for tax purposes)	171,744	171,618
Potential tax benefit @ 25%	2,677,075	1,493,500